Related Party Balances and Transactions - Purchase of raw material, property and equipment (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 633,971	¥ 44,001
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	455,070	8,142
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	153,981	¥ 35,859
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 24,920